Principal Accounting Policies (Details 5) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
2000 Stock Incentive Plan
Share-based Compensation
Percentage of annual recognition for share-based compensation costs	25.00%
Service vesting period	4 years
2009 Restricted Share Unit Plan
Share-based Compensation
Resulting potential liabilities recorded under other long-term payables	99,768	63,690
Resulting potential liabilities recorded under accrued liabilities	75,639	39,733
Number of preceding years considered for estimating forfeiture	5 years
2009 Restricted Share Unit Plan | Equal to or more than
Share-based Compensation
Service vesting period	1 year
2009 Restricted Share Unit Plan | Less than
Share-based Compensation
Service vesting period	5 years